HOLDING COMPANY INDIRECT SUBSIDIARIES - Indirect Subsidiaries of Holding Company (Details)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
IBEX [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	IBEX Global Limited
Location	Bermuda
Nature of business	Holding Company
Ownership interest	100.00%	100.00%
IBEX Global Solutions Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	IBEX Global Solutions Limited
Location	England
Nature of business	Holding company
Ownership interest	100.00%	100.00%
Lovercius Consultants Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	Lovercius Consultants Limited
Location	Cyprus
Nature of business	Call center
Ownership interest	100.00%	100.00%
IBEX Global Europe [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	IBEX Global Europe
Location	Luxembourg
Nature of business	Tech support services
Ownership interest	100.00%	100.00%
IBEX Global ROHQ [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	IBEX Global ROHQ
Location	Philippines
Nature of business	Regional HQ
Ownership interest	100.00%	100.00%
Ibex Global Solutions, Inc. [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	IBEX Global Solutions, Inc. (formerly TRG Customer Solutions, Inc.)
Location	USA
Nature of business	Call center
Ownership interest	100.00%	100.00%
TRG Customer Solutions (Canada), Inc. [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	TRG Customer Solutions (Canada), Inc.
Location	Canada
Nature of business	Call center
Ownership interest	100.00%	100.00%
TRG Marketing Solutions Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	TRG Marketing Solutions Limited
Location	England
Nature of business	Call center
Ownership interest	100.00%	100.00%
Virtual World (Private) Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	Virtual World (Private) Limited
Location	Pakistan
Nature of business	Call center
Ownership interest	100.00%	100.00%
IBEX Philippines, Inc. [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	IBEX Philippines, Inc.
Location	Philippines
Nature of business	Call center
Ownership interest	100.00%	100.00%
IBEX Global Solutions (Philippines) Inc. [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	IBEX Global Solutions (Philippines) Inc.
Location	Philippines
Nature of business	Call center
Ownership interest	100.00%	100.00%
TRG Customer Solutions (Philippines) Inc. [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	TRG Customer Solutions (Philippines) Inc.
Location	Philippines
Nature of business	Call center
Ownership interest	100.00%	100.00%
IBEX Customer Solutions Senegal S.A. (formerly TRG Senegal SA.
Disclosure of subsidiaries [abstract]
Name of subsidiary	IBEX Global Solutions Senegal S.A. (formerly TRG Senegal SA)
Location	Senegal
Nature of business	Call center
Ownership interest	100.00%	100.00%
IBEX Global Solutions (Private) Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	IBEX Global Solutions (Private) Limited
Location	Pakistan
Nature of business	Call center
Ownership interest	100.00%	100.00%
IBEX Global MENA FZE [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	IBEX Global MENA FZE
Location	Dubai
Nature of business	Call center
Ownership interest	100.00%	100.00%
IBEX Global Bermuda Ltd [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	IBEX Global Bermuda Ltd
Location	Bermuda
Nature of business	Call center
Ownership interest	100.00%	100.00%
IBEX Global Solutions Nicaragua SA [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	IBEX Global Solutions Nicaragua SA
Location	Nicaragua
Nature of business	Call center
Ownership interest	100.00%	100.00%
Ibex Honduras S.A. de C.V. [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	Ibex Honduras S.A. de C.V.
Location	Honduras
Nature of business	Call center
Ownership interest	100.00%	0.00%
IBEX Global St. Lucia Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	IBEX Global St. Lucia Limited
Location	St. Lucia
Nature of business	Holding company
Ownership interest	100.00%	100.00%
IBEX Global Jamaica Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	IBEX Global Jamaica Limited
Location	Jamaica
Nature of business	Call center
Ownership interest	100.00%	100.00%
IBEX Receivable Solutions, Inc. [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	IBEX Receivable Solutions, Inc
Location	USA
Nature of business	Call center
Ownership interest	100.00%	100.00%
IBEX Global Solutions France SARL [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	IBEX Global Solutions France SARL
Location	France
Nature of business	Call center
Ownership interest	100.00%	100.00%
IBEX Global Solutions Holding Inc. [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	IBEX Global Solutions Holdings Inc.
Location	USA
Nature of business	Holding company
Ownership interest	100.00%	100.00%
Digital Globe Services, LLC [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	Digital Globe Services, LLC
Location	USA
Nature of business	Internet marketing for residential cable services
Ownership interest	100.00%	100.00%
Telsat Online, LLC [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	TelsatOnline, LLC
Location	USA
Nature of business	Internet marketing for non - cable telco services
Ownership interest	100.00%	100.00%
7 Degrees LLC [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	7 Degrees LLC
Location	USA
Nature of business	Digital marketing agency
Ownership interest	100.00%	100.00%
iSky, LLC [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	iSky, LLC
Location	USA
Nature of business	Customer experience
Ownership interest	100.00%	0.00%
DGS [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	DGS Limited
Location	Bermuda
Nature of business	Holding Company
Ownership interest	100.00%	100.00%
DGS Worldwide Marketing Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	DGS Worldwide Marketing Limited
Location	Cyprus
Nature of business	Holding company and global marketing
Ownership interest	100.00%	100.00%
DGS (Pvt.) Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	DGS (Pvt.) Limited
Location	Pakistan
Nature of business	Call center and support services
Ownership interest	100.00%	100.00%